MERIDIAN FUND, INC.

April 8, 2013

To Our Shareholders:

Stocks were strong during the quarter ended March 31, 2013, with most indexes reaching or approaching multi-year highs. For the quarter the S&P 500 gained 10.0%, the NASDAQ gained 8.2% and the Russell 2000, which includes smaller companies, gained 12.0%. This rally overcame mixed economic indicators and negative macro factors in the headlines, such as renewed European financial problems coming out of Cyprus and domestic issues such as sequestration. Support for equities came from the ongoing commitment to low interest rates and liquidity by the Federal Reserve, strength in home prices, resilient consumer spending and renewed interest in the equity markets from retail investors. Reflecting these mixed signals, the best performing sectors during the quarter were defensive in nature led by health care, consumer staples and utilities. Technology and basic materials were the worst performers. The yield on the ten-year Treasury bond ticked up modestly from 1.78% to 1.87% during the quarter as the economic outlook was essentially unchanged.

GDP grew at only 0.4% during the fourth quarter of 2012, a meaningful slowdown from 3.1% in the third quarter. The deceleration was driven primarily by downturns in private inventory investment and government spending, which reversed trends in the previous quarter, offset by an increase in non-residential fixed investment. Most economic analysts seemed to downplay this deceleration as the result of timing of government spending given the drama surrounding the fiscal cliff negotiations. Corporate profits are historically high, but growth appears to be slowing; expectations call for less than 1% earnings growth for S&P 500 companies for the first quarter of 2013. Slowing earnings growth presents a challenge for the equity markets, as we believe earnings growth is a more reliable catalyst for stock prices than other factors such as expansion of valuation multiples or merger activity.

We continue to follow our long established investment strategies and our stock selection discipline remains unchanged notwithstanding mixed signals from the economy and corporate profits. History clearly shows that long-term investment results are improved by buying good companies or mutual funds consistently over an extended period of time.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

Jamie England

William Tao

Larry Cordisco

Jim O’Connor

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at March 31, 2013 was $12.15. This represents an increase of 12.3% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception January 31, 2005 were 61.9% and 6.1%, respectively. At the close of the quarter, total net assets were $28,200,102 and were invested 1.5% in cash and other assets net of liabilities and 98.5% in stocks. At the close of the quarter there were 432 shareholders in the Equity Income Fund.

The Fund continues to invest in companies that we believe have the potential for capital appreciation and the ability to grow dividends. The Fund is diversified, with 49 holdings representing 42 different industry groups. At the end of the quarter ended March 31, 2013, the portfolio’s average holding had a five-year average return on equity of 20.1% and an average dividend yield of 3.4%, both measures substantially higher than the average S&P 500 stock, with an average market capitalization of $36.2 billion and an average debt to capital ratio of 38.9%.

During the quarter we purchased shares of Campus Crest Communities, Chatham Lodging Trust, Compass Minerals International, Einstein Noah Restaurant Group, Innophos Holdings and Scotts Miracle-Gro Company. We sold our shares in Abbot Laboratories, Carnival, Diebold and Mine Safety Appliances.

Flower Foods, one of our larger holdings, makes fresh bread, snack cakes and pastries under the Nature’s Own, TastyKakes and Mrs. Freshley’s brands, among others. It is the second largest fresh bread company in the US and the largest in the Southeast. Competitive advantages include a low-cost manufacturing footprint of modernized bakeries and the industry’s most efficient delivery network. We believe that above industry average growth should continue as Flower expands its delivery network in the West, Northeast and Midwest. Growth, in our opinion, should be augmented by the recent purchase of several bakeries and brands at attractive prices from bankrupt rival Hostess Brands. The current dividend yield is 2.1% and we believe future dividend increases appear likely based on attractive earnings growth prospects, a payout of less than half of forward earnings and historical dividend per share growth at a 15% five year compound annual growth rate.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at March 31, 2013 was $43.81. This represents an increase of 10.1% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception August 1, 1984 were 2,981.6% and 12.7%, respectively. At the close of the quarter, total net assets were $2,167,911,226 and were invested 5.9% in cash, cash equivalents and other assets net of liabilities and 94.1% in stocks. At the close of the quarter there were 81,756 shareholders in the Growth Fund.

We continue to follow the investment strategy that has served the Fund well for the past 28 years. Our portfolio remains diversified in mid-sized growth companies which in our opinion are predominantly market leaders, having strong returns on capital, solid growth prospects and that sell at reasonable valuations. The Fund is invested in 57 positions representing 30 industry groups along with Treasury Bills. Our heaviest areas of concentration continue to be the consumer and technology sectors.

During the quarter we purchased shares of Avago Technologies, FMC, Kirby, PerkinElmer and TIBCO Software. We sold our position in Family Dollar Stores.

Affiliated Managers Group, one of our largest holdings, is an asset management company that typically acquires a significant ownership in growing boutique investment firms while retaining key investment principals to continue managing the investment portfolios. Among many asset managers, the company is viewed as a preferred acquisition partner given its long term track record in growing acquired firms and providing an attractive incentive structure. Affiliated Managers has numerous growth drivers that, we believe, should enable it to grow faster than the industry including continued acquisition of new firms, further penetration into international markets, and expansion into new services such as wealth management. In our opinion the stock sells at a reasonable valuation given the company’s strong management team, financial returns and long-term growth prospects.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at March 31, 2013 was $36.51. This represents an increase of 11.11% for the calendar year to date. The Fund’s total return and average annual compound rate of return since June 30, 1995 to date were 932.0% and 14.1%, respectively. The comparable period returns for the S&P 500 with dividends were 298.7% and 8.1%, respectively. At the close of the quarter, total net assets were $718,379,444 and were invested 7.0% in cash, cash equivalents and other assets net of liabilities and 93.0% in stocks. At the close of the quarter there were 29,651 shareholders in the Value Fund.

We continue to seek out-of-favor companies, typically having experienced an extended period of declining earnings. Often these companies have experienced outsized declines in their stock prices as the market reacts to these earnings declines. We research these companies to determine the factors behind the earnings decline and evaluate the company’s response. Ideal investment candidates are those that are poised to resume sustainable growth and that are trading at a reasonable valuation based on potential earnings. The Fund is invested in 56 positions, representing 34 industry groups along with Treasury Bills. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, industrials and transportation.

During the quarter we purchased shares of AptarGroup, Compass Minerals International, FLIR Systems, Hospira, Humana, Innophos Holdings, Masimo, Scotts Miracle-Gro and Wolverine World Wide. We sold our positions in Carnival, Cintas, Costco Wholesale and International Speedway.

Huron Consulting, one of our larger holdings, is a leading provider of consulting services to the healthcare, higher education and legal markets. The company advises hospitals and universities on ways to cut costs, gain efficiencies and improve outcomes. Legal consulting helps companies reduce their outside legal costs. New management led Huron back from a sizable earnings restatement in 2009 with limited consultant turnover and its reputation intact. The company’s healthcare practice benefits from the need for hospitals to become more efficient due to lower reimbursement rates, sluggish patient volumes and less high margin elective procedures. Hospitals will also need external advice in adapting to the changes enacted under the Affordable Care Act, including the shift from a fee-for-services payment model to pay-for-performance. We believe the company is a compelling value at 11x our $3.70 estimate of earnings power.

Miscellaneous

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings and other information regarding the Meridian Funds.

The Meridian Funds are no-load and there are no transaction fees or commissions charged when you purchase shares directly through our transfer agent, BNY Mellon Investment Servicing (U.S.), Inc. This is a very cost-effective way to purchase shares of the Meridian Funds if you do not need the services of a broker-dealer or if you make multiple purchases.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of March 31, 2013 and are subject to change without notice.

Meridian Equity Income Fund

Summary of Portfolio Holdings

March 31, 2013 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Chemicals-Specialty	4.7%	$1,316,744
Retail	3.7	1,057,356
REITs-Specialized	3.7	1,045,738
Restaurants	3.7	1,038,810
Semiconductors	3.6	1,001,731
Software & Services	3.5	990,659
Energy	3.5	980,414
Food	3.0	839,970
Household-Home Furnishings	2.7	771,029
Retail-Drug Store	2.6	734,272
Asset Management & Custody Banks	2.5	693,576
Consumer Products-Household	2.5	690,759
Industrial Machinery	2.3	657,825
Pharmaceuticals	2.3	642,864
Health Care Products	2.2	624,704
Distribution & Wholesale	2.2	607,230
Food Distributors	2.1	604,924
Electrical Components & Equipment	2.1	597,809
Air Freight & Logistics	2.1	585,408
Brewers	2.1	582,267
Basic Materials	2.0	575,970
Telecommunication Services-Integrated	2.0	575,299
Data Processing & Outsourced Services	2.0	575,148
Electronic Equipment Manufacturing	2.0	570,960
Media	2.0	566,248
Banking-Commercial	2.0	563,991
Soft Drinks	2.0	563,400
Banking-Regional Banks	2.0	562,770
Aerospace & Defense	2.0	559,816
Utilities	2.0	554,200
Tobacco	1.9	540,553
Consumer Products	1.9	536,176

Meridian Equity Income Fund

Summary of Portfolio Holdings (continued)

March 31, 2013 (Unaudited)

Industrial Conglomerates	1.9%	$531,432
Packaging	1.9	530,838
Railroads	1.9	524,144
Diversified Operations	1.8	517,125
Diversified Financial Services	1.8	516,672
Oil & Gas-Storage & Transportation	1.8	504,300
Chemicals-Diversified	1.7	480,785
REITs-Hotel & Lodging	1.6	464,904
Insurance Brokers	1.6	463,234
Metals	1.6	439,845
Cash & Other Assets, Less Liabilities	1.5	418,203

	100.0%	$28,200,102

Meridian Growth Fund

Summary of Portfolio Holdings

March 31, 2013 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Retail	13.8%	$299,190,694
Energy	7.3	158,402,303
Tech-Software	7.3	157,350,859
Technology	6.9	149,675,405
Banking-Commercial	4.6	100,169,189
Brokerage & Money Management	4.3	92,344,220
Health Care Technology	3.6	77,158,200
Health Care Products	3.5	76,188,680
Insurance Brokers	3.3	71,449,200
Cellular Communications	3.0	64,529,920
Electronic Equipment Manufacturing	2.5	54,416,800
Industrial	2.5	54,325,624
Distribution & Wholesale	2.4	52,184,592
U.S. Government Obligations	2.3	49,995,139
Flooring & Carpets	2.2	48,143,872
Real Estate Management & Services	2.2	47,617,390
Health Care Information Services	2.2	47,375,000
Consumer Services	2.1	45,622,664
Building Products	2.1	44,944,500
Automotive Wholesale Services	2.0	42,976,000
Industrial Conglomerates	2.0	42,799,620
Trucking	1.9	40,129,824
Furniture & Fixtures	1.7	37,999,903
Environmental Facilities & Services	1.7	37,279,798
Pharmaceuticals	1.5	33,196,908
Transportation	1.5	32,640,000
Chemicals-Specialty	1.4	31,088,939
Leisure & Amusement	1.4	30,730,161
Air Freight & Logistics	1.2	26,853,920
Industrial Services	1.1	22,887,098
Restaurants	0.9	20,487,390
Cash & Other Assets, Less Liabilities	3.6	77,757,414

	100.0%	$2,167,911,226

Meridian Value Fund

Summary of Portfolio Holdings

March 31, 2013 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Technology	9.1%	$65,172,964
Industrial	6.7	48,037,568
Diversified Financial Services	5.1	36,591,429
Energy	3.9	28,206,811
Leisure & Amusement	3.9	28,124,730
Semiconductors	3.6	25,667,832
Railroads	3.2	23,097,236
Food	3.2	23,041,478
Retail	3.2	22,962,882
Health Care Products	3.0	21,459,682
Apparel	2.9	20,747,608
Automotive Wholesale Services	2.8	19,888,640
Utilities	2.7	19,379,681
Industrial Services	2.5	18,219,320
Consulting Services	2.3	16,761,024
Aerospace & Defense	2.1	15,314,168
Insurance	2.1	15,235,128
U.S. Government Obligations	2.1	14,998,005
Real Estate	2.0	14,700,400
Office Services & Supplies	2.0	14,464,860
Health Care Services	1.9	13,746,370
Agriculture	1.9	13,383,321
Metals	1.8	12,734,560
Diversified Operations	1.7	12,204,150
Household Appliances	1.7	12,128,496
Storage	1.7	12,048,642
Transportation	1.7	12,007,260
Banking-Commercial	1.7	11,902,884
Basic Materials	1.7	11,835,000
Tech-Software	1.5	10,607,520
Home Improvement Retail	1.5	10,471,180
Pharmaceuticals	1.4	10,327,824

Meridian Value Fund

Summary of Portfolio Holdings (continued)

March 31, 2013 (Unaudited)

Industrial Conglomerates	1.3%	$9,321,840
Restaurants	1.2	8,704,622
Packaging	1.1	8,206,785
Chemicals-Specialty	1.0	7,458,352
Air Freight & Logistics	1.0	7,153,120
Consumer Products	0.9	6,723,820
Cash & Other Assets, Less Liabilities	4.9	35,342,252

	100.0%	$718,379,444

Meridian Equity Income Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.5%

AEROSPACE & DEFENSE - 2.0%
Lockheed Martin Corp.	5,800	$559,816

AIR FREIGHT & LOGISTICS - 2.1%
United Parcel Service, Inc. Class B	6,815	585,408

ASSET MANAGEMENT & CUSTODY BANKS - 2.5%
BlackRock, Inc.	2,700	693,576

BANKING-COMMERCIAL - 2.0%
Bank of Hawaii Corp.	11,100	563,991

BANKING-REGIONAL BANKS - 2.0%
Cullen/Frost Bankers, Inc.	9,000	562,770

BASIC MATERIALS - 2.0%
Compass Minerals International, Inc.	7,300	575,970

BREWERS - 2.1%
Molson Coors Brewing Co. Class B	11,900	582,267

CHEMICALS-DIVERSIFIED - 1.7%
EI du Pont de Nemours & Co.	9,780	480,785

CHEMICALS-SPECIALTY - 4.7%
Innophos Holdings, Inc.	11,400	621,984
RPM International, Inc.	22,000	694,760

		1,316,744

CONSUMER PRODUCTS - 1.9%
Scotts Miracle-Gro Co. (The) Class A	12,400	536,176

CONSUMER PRODUCTS-HOUSEHOLD - 2.5%
Kimberly-Clark Corp.	7,050	690,759

DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
Paychex, Inc.	16,400	575,148

	Shares	Value

DISTRIBUTION & WHOLESALE - 2.2%
Genuine Parts Co.	7,785	$607,230

DIVERSIFIED FINANCIAL SERVICES - 1.8%
Broadridge Financial Solutions, Inc.	20,800	516,672

DIVERSIFIED OPERATIONS - 1.8%
Koninklijke Philips Electronics N.V. (Netherlands)	17,500	517,125

ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Emerson Electric Co.	10,700	597,809

ELECTRONIC EQUIPMENT MANUFACTURING - 2.0%
Molex, Inc.	19,500	570,960

ENERGY - 3.5%
Chevron Corp.	4,700	558,454
Enbridge Energy Partners LP	14,000	421,960

		980,414

FOOD - 3.0%
Flowers Foods, Inc.	25,500	839,970

FOOD DISTRIBUTORS - 2.1%
SYSCO Corp.	17,200	604,924

HEALTH CARE PRODUCTS - 2.2%
Baxter International, Inc.	8,600	624,704

HOUSEHOLD-HOME FURNISHINGS - 2.7%
Leggett & Platt, Inc.	22,825	771,029

INDUSTRIAL CONGLOMERATES - 1.9%
Air Products & Chemicals, Inc.	6,100	531,432

INDUSTRIAL MACHINERY - 2.3%
Eaton Corp. Plc (Ireland)	10,740	657,825

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 1.6%
Marsh & McLennan Cos., Inc.	12,200	$463,234

MEDIA - 2.0%
Meredith Corp.	14,800	566,248

METALS - 1.6%
Newmont Mining Corp.	10,500	439,845

OIL & GAS-STORAGE & TRANSPORTATION - 1.8%
Spectra Energy Corp.	16,400	504,300

PACKAGING - 1.9%
Greif, Inc. Class A	9,900	530,838

PHARMACEUTICALS - 2.3%
Johnson & Johnson	7,885	642,864

RAILROADS - 1.9%
Norfolk Southern Corp.	6,800	524,144

REITS-HOTEL & LODGING - 1.6%
Chatham Lodging Trust REIT	26,400	464,904

REITS-SPECIALIZED - 3.7%
Campus Crest Communities, Inc. REIT	42,500	590,750
Digital Realty Trust, Inc. REIT	6,800	454,988

		1,045,738

RESTAURANTS - 3.7%
Einstein Noah Restaurant Group, Inc.	36,000	533,880
McDonald’s Corp.	5,065	504,930

		1,038,810

RETAIL - 3.7%
Hasbro, Inc.	13,900	610,766
Cato Corp. (The) Class A	18,500	446,590

		1,057,356

	Shares	Value

RETAIL-DRUG STORE - 2.6%
Walgreen Co.	15,400	$734,272

SEMICONDUCTORS - 3.6%
Intel Corp.	18,100	395,485
Linear Technology Corp.	15,800	606,246

		1,001,731

SOFT DRINKS - 2.0%
Dr Pepper Snapple Group, Inc.	12,000	563,400

SOFTWARE & SERVICES - 3.5%
CA, Inc.	19,700	495,849
Microsoft Corp.	17,295	494,810

		990,659

TELECOMMUNICATION SERVICES-INTEGRATED - 2.0%
AT&T, Inc.	15,680	575,299

TOBACCO - 1.9%
Reynolds American, Inc.	12,150	540,553

UTILITIES - 2.0%
Hawaiian Electric Industries, Inc.	20,000	554,200

TOTAL INVESTMENTS - 98.5% (Cost $22,844,515)		27,781,899

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.5%		418,203

NET ASSETS - 100.0%		$28,200,102

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.1%

AIR FREIGHT & LOGISTICS - 1.2%
Expeditors International of Washington, Inc.	752,000	$26,853,920

AUTOMOTIVE WHOLESALE SERVICES - 2.0%
LKQ Corp.*	1,975,000	42,976,000

BANKING-COMMERCIAL - 4.6%
Bank of Hawaii Corp.	945,000	48,015,450
East West Bancorp, Inc.	2,031,700	52,153,739

		100,169,189

BROKERAGE & MONEY MANAGEMENT - 4.3%
Affiliated Managers Group, Inc.*	358,000	54,978,060
LPL Financial Holdings, Inc.	1,159,000	37,366,160

		92,344,220

BUILDING PRODUCTS - 2.1%
Valspar Corp.	722,000	44,944,500

CELLULAR COMMUNICATIONS - 3.0%
SBA Communications Corp. Class A*	896,000	64,529,920

CHEMICALS-SPECIALTY - 1.4%
FMC Corp.	191,900	10,944,057
RPM International, Inc.	637,900	20,144,882

		31,088,939

CONSUMER SERVICES - 2.1%
Rollins, Inc.	1,858,357	45,622,664

DISTRIBUTION & WHOLESALE - 2.4%
Watsco, Inc.	404,000	34,008,720
World Fuel Services Corp.	457,600	18,175,872

		52,184,592

ELECTRONIC EQUIPMENT MANUFACTURING - 2.5%
AMETEK, Inc.	1,255,000	54,416,800

	Shares	Value

ENERGY - 7.3%
Continental Resources, Inc.*	477,000	$41,465,610
Core Laboratories NV (Netherlands)	273,165	37,674,917
FMC Technologies, Inc.*	642,945	34,969,779
Noble Energy, Inc.	382,950	44,291,997

		158,402,303

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Stericycle, Inc.*	351,100	37,279,798

FLOORING & CARPETS - 2.2%
Mohawk Industries, Inc.*	425,600	48,143,872

FURNITURE & FIXTURES - 1.7%
Herman Miller, Inc.	1,373,325	37,999,903

HEALTH CARE INFORMATION SERVICES - 2.2%
Cerner Corp.*	500,000	47,375,000

HEALTH CARE PRODUCTS - 3.5%
DENTSPLY International, Inc.	1,062,000	45,050,040
Edwards Lifesciences Corp.*	379,000	31,138,640

		76,188,680

HEALTH CARE TECHNOLOGY - 3.6%
IDEXX Laboratories, Inc.*	360,000	33,260,400
Life Technologies Corp.*	350,000	22,620,500
PerkinElmer, Inc.	632,500	21,277,300

		77,158,200

INDUSTRIAL - 2.5%
Woodward, Inc	883,900	35,143,864
Xylem, Inc.	696,000	19,181,760

		54,325,624

INDUSTRIAL CONGLOMERATES - 2.0%
Pall Corp.	626,000	42,799,620

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 1.1%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,054,705	$22,887,098

INSURANCE BROKERS - 3.3%
Brown & Brown, Inc.	2,230,000	71,449,200

LEISURE & AMUSEMENT - 1.4%
Royal Caribbean Cruises, Ltd.	925,050	30,730,161

PHARMACEUTICALS - 1.5%
Perrigo Co.	279,600	33,196,908

REAL ESTATE MANAGEMENT & SERVICES - 2.2%
Jones Lang LaSalle, Inc.	479,000	47,617,390

RESTAURANTS - 0.9%
Cracker Barrel Old Country Store, Inc.	253,400	20,487,390

RETAIL - 13.8%
AutoZone, Inc.*	89,500	35,510,915
Bed Bath & Beyond, Inc.*	590,000	38,007,800
Coach, Inc.	431,000	21,545,690
Dollar Tree, Inc.*	450,000	21,793,500
DSW, Inc. Class A	481,000	30,687,800
Mattel, Inc.	1,224,205	53,607,937
PetSmart, Inc.	794,415	49,333,172
Sally Beauty Holdings, Inc.*	902,300	26,509,574
Tumi Holdings, Inc.*	1,059,900	22,194,306

		299,190,694

TECHNOLOGY - 6.9%
Autodesk, Inc.*	590,300	24,343,972
Avago Technologies, Ltd. (Singapore)	697,800	25,064,976
Trimble Navigation, Ltd.*	2,156,000	64,593,760
Zebra Technologies Corp. Class A*	756,900	35,672,697

		149,675,405

	Shares	Value

TECH-SOFTWARE - 7.3%
ANSYS, Inc.*	337,800	$27,503,676
Citrix Systems, Inc.*	430,200	31,043,232
MICROS Systems, Inc.*	378,800	17,239,188
Solera Holdings, Inc.	617,600	36,024,608
Teradata Corp.*	590,300	34,538,453
TIBCO Software, Inc.*	544,100	11,001,702

		157,350,859

TRANSPORTATION - 1.5%
Kirby Corp.*	425,000	32,640,000

TRUCKING - 1.9%
J.B. Hunt Transport Services, Inc.	538,800	40,129,824

TOTAL COMMON STOCKS - 94.1% (Cost $1,522,547,022)		2,040,158,673

U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bill @ .079%** due 05/09/13 (Face Value $40,000,000)		39,996,469
U.S. Treasury Bill @ .066%** due 06/20/13 (Face Value $10,000,000)		9,998,670

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $49,994,970)		49,995,139

TOTAL INVESTMENTS - 96.4%
(Cost $1,572,541,992)		2,090,153,812

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.6%		77,757,414

NET ASSETS - 100.0%		$2,167,911,226

*   Non-income producing securities

** Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.0%

AEROSPACE & DEFENSE - 2.1%
FLIR Systems, Inc.	143,200	$3,724,632
Orbital Sciences Corp.*	694,400	11,589,536

		15,314,168

AGRICULTURE - 1.9%
Monsanto Co.	126,700	13,383,321

AIR FREIGHT & LOGISTICS - 1.0%
UTi Worldwide, Inc.	494,000	7,153,120

APPAREL - 2.9%
Gildan Activewear, Inc. (Canada)	315,300	12,583,623
Maidenform Brands, Inc.*	407,500	7,143,475
Wolverine World Wide, Inc.	23,000	1,020,510

		20,747,608

AUTOMOTIVE WHOLESALE SERVICES - 2.8%
LKQ Corp.*	914,000	19,888,640

BANKING-COMMERCIAL - 1.7%
Associated Banc-Corp.	783,600	11,902,884

BASIC MATERIALS - 1.7%
Compass Minerals International, Inc.	150,000	11,835,000

CHEMICALS-SPECIALTY - 1.0%
Innophos Holdings, Inc.	136,700	7,458,352

CONSULTING SERVICES - 2.3%
Huron Consulting Group, Inc.*	415,700	16,761,024

CONSUMER PRODUCTS - 0.9%
Scotts Miracle-Gro Co. (The) Class A	155,500	6,723,820

	Shares	Value

DIVERSIFIED FINANCIAL SERVICES - 5.1%
Broadridge Financial Solutions, Inc.	910,400	$22,614,336
Equifax, Inc.	242,700	13,977,093

		36,591,429

DIVERSIFIED OPERATIONS - 1.7%
Koninklijke Philips Electronics N.V. (Netherlands)	413,000	12,204,150

ENERGY - 3.9%
Energen Corp.	154,100	8,014,741
EOG Resources, Inc.	110,000	14,087,700
Ultra Petroleum Corp.*	303,700	6,104,370

		28,206,811

FOOD - 3.2%
Flowers Foods, Inc.	498,700	16,427,178
Lancaster Colony Corp.	85,900	6,614,300

		23,041,478

HEALTH CARE PRODUCTS - 3.0%
Haemonetics Corp.*	390,500	16,268,230
Masimo Corp.	264,600	5,191,452

		21,459,682

HEALTH CARE SERVICES - 1.9%
Humana, Inc.	55,000	3,801,050
ICON Plc ADR* (Ireland)	308,000	9,945,320

		13,746,370

HOME IMPROVEMENT RETAIL - 1.5%
Sherwin-Williams Co. (The)	62,000	10,471,180

HOUSEHOLD APPLIANCES - 1.7%
Stanley Black & Decker, Inc.	149,790	12,128,496

INDUSTRIAL - 6.7%
Aecon Group, Inc. (Canada)	474,600	6,092,223

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL (continued)
Flowserve Corp.	106,800	$17,911,428
Lennox International, Inc.	212,900	13,517,021
Xylem, Inc.	381,600	10,516,896

		48,037,568

INDUSTRIAL CONGLOMERATES - 1.3%
Air Products & Chemicals, Inc.	107,000	9,321,840

INDUSTRIAL SERVICES - 2.5%
Ritchie Bros. Auctioneers, Inc. (Canada)	518,200	11,244,940
W.W. Grainger, Inc.	31,000	6,974,380

		18,219,320

INSURANCE - 2.1%
Arthur J Gallagher & Co. (Canada)	368,800	15,235,128

LEISURE & AMUSEMENT - 3.9%
Bally Technologies, Inc.*	276,000	14,343,720
Polaris Industries, Inc.	149,000	13,781,010

		28,124,730

METALS - 1.8%
Newmont Mining Corp.	304,000	12,734,560

OFFICE SERVICES & SUPPLIES - 2.0%
Steelcase, Inc. Class A	982,000	14,464,860

PACKAGING - 1.1%
Aptargroup, Inc.	143,100	8,206,785

PHARMACEUTICALS - 1.4%
BioMarin Pharmaceutical, Inc.*	40,700	2,533,982
Hospira, Inc.*	237,400	7,793,842

		10,327,824

RAILROADS - 3.2%
GATX Corp.	187,400	9,739,178
Union Pacific Corp.	93,800	13,358,058

		23,097,236

	Shares	Value

REAL ESTATE - 2.0%
Alexander & Baldwin, Inc.*	411,200	$14,700,400

RESTAURANTS - 1.2%
Denny’s Corp.*	1,508,600	8,704,622

RETAIL - 3.2%
Aeropostale, Inc.*	620,100	8,433,360
Mattel, Inc.	331,800	14,529,522

		22,962,882

SEMICONDUCTORS - 3.6%
Linear Technology Corp.	316,200	12,132,594
Power Integrations, Inc.	311,800	13,535,238

		25,667,832

STORAGE - 1.7%
Mobile Mini, Inc.*	409,400	12,048,642

TECHNOLOGY - 9.1%
Autodesk, Inc.*	85,600	3,530,144
Brocade Communications Systems, Inc.*	2,151,300	12,413,001
Corning, Inc.	543,000	7,238,190
Cree, Inc.*	107,000	5,853,970
eBay, Inc.*	191,000	10,356,020
Verint Systems, Inc.*	422,600	15,446,030
Zebra Technologies Corp. Class A*	219,300	10,335,609

		65,172,964

TECH-SOFTWARE - 1.5%
Citrix Systems, Inc.*	147,000	10,607,520

TRANSPORTATION - 1.7%
Matson, Inc.	488,100	12,007,260

UTILITIES - 2.7%
Hawaiian Electric Industries, Inc.	699,375	19,379,681

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Value

COMMON STOCKS (continued)

TOTAL COMMON STOCKS - 93.0% (Cost $497,676,307)	$668,039,187

U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill @ .066%** due 06/20/13 (Face Value $15,000,000)	14,998,005

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $14,997,752)	14,998,005

TOTAL INVESTMENTS - 95.1% (Cost $512,674,059)	683,037,192

CASH AND OTHER ASSETS, LESS LIABILITIES - 4.9%	35,342,252

NET ASSETS - 100.0%	$718,379,444

ADR - American Depositary Receipt

*	Non-income producing securities
**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

March 31, 2013 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2013 is as follows:

Valuation Inputs	Meridian Equity Income Fund	Meridian Growth Fund	Meridian Value Fund
Level 1 - Quoted Prices*	$27,781,899	$2,040,158,673	$668,039,187
Level 2 - Other Significant Observable Inputs**	—	49,995,139	14,998,005
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$27,781,899	$2,090,153,812	$683,037,192

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2013 (Unaudited)

During the period ended March 31, 2013 there were no transfers between levels.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Meridian Equity Income Fund	$22,844,515	$5,167,824	$(230,440)	$4,937,384
Meridian Growth Fund	1,572,541,992	528,940,366	(11,328,546)	517,611,820
Meridian Value Fund	512,674,059	183,817,231	(13,454,098)	170,363,133

MERIDIAN FUND, INC.

This report is submitted for

the information of shareholders of

Meridian Fund, Inc. It is not

authorized for distribution to

prospective investors unless

preceded or accompanied by an

effective prospectus.

Officers and Directors

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

RONALD ROTTER

MICHAEL STOLPER

Directors

GREGG B. KEELING

Acting President

Chief Financial Officer

Treasurer, Secretary and

Chief Compliance Officer

Custodian

THE BANK OF NEW YORK MELLON

New York, New York

Transfer Agent and Disbursing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

King of Prussia, Pennsylvania

(800) 446-6662

Counsel

GOODWIN PROCTER LLP

Washington, D.C.

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

San Francisco, California

MERIDIAN EQUITY INCOME FUND®

MERIDIAN GROWTH FUND®

MERIDIAN VALUE FUND®

THIRD QUARTER REPORT

60 E. Sir Francis Drake Blvd.

Wood Island, Suite 306

Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

March 31, 2013